                 PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE
                          HARTFORD LIFE INSURANCE COMPANY

      SUPPLEMENT DATED SEPTEMBER 30, 1998 TO THE PROSPECTUS DATED MAY 1, 1998
               FOR PUTNAM HARTFORD INHERITANCE MANAGER VARIABLE LIFE

The following new fund and sub-account should be inserted into the table which begins on the first page of the prospectus, between Putnam OTC & Emerging Growth Sub-Account and Putnam U.S. Government & High Quality Bond Sub-account:

Putnam Research Sub-Account   -    shares of Class IB of Putnam VT
                                   Research Fund of Putnam Variable Trust

The third sentence of the first paragraph of the section entitled second entitled "THE SEPARATE ACCOUNT AND THE FUNDS" should de deleted and replaced with the following language:

The Policies currently offer 21 sub-accounts ("Sub-Accounts"), each investing exclusively in a Fund.

The following should be inserted in the second paragraph of the section entitled "THE SEPARATE ACCOUNT AND THE FUNDS" between "Putnam VT OTC & Emerging Growth Fund" and "Putnam U.S. Government and High Quality Bond":

                               Putnam VT Research Fund

The table and accompanying footnotes under the section entitled "Annual Fund Operating Expenses" should be deleted and replaced with the following language:


                          ANNUAL FUND OPERATING EXPENSES
                          (as a percentage of net assets)

-------------------------------------------------------------------------------
                                              Management   Other       Total
                                                Fees       Expenses    Fund
                                              (absent      (absent   Operating
                                              any fee        any      Expenses
                                              waivers)     expense    (1) (2)
                                                           reimburs
                                                           -ements)
-------------------------------------------------------------------------------
  Putnam VT Asia Pacific Growth Fund             0.800%     0.270%     1.070%
-------------------------------------------------------------------------------
  Putnam VT Diversified Income Fund              0.690%     0.110%     0.800%
-------------------------------------------------------------------------------
  Putnam VT The George Putnam Fund of            0.650%     0.360%     1.010%
  Boston
-------------------------------------------------------------------------------
  Putnam VT Global Asset Allocation Fund         0.660%     0.110%     0.770%
-------------------------------------------------------------------------------
  Putnam VT Global Growth Fund                   0.600%     0.150%     0.750%
-------------------------------------------------------------------------------
  Putnam VT Growth and Income Fund               0.490%     0.040%     0.530%
-------------------------------------------------------------------------------
  Putnam VT Health Sciences Fund                 0.700%     0.340%     1.040%
-------------------------------------------------------------------------------
  Putnam VT High Yield Fund                      0.660%     0.060%     0.720%

-------------------------------------------------------------------------------
  Putnam VT International Growth Fund            0.800%     0.470%     1.270%
-------------------------------------------------------------------------------
  Putnam VT International Growth and Income      0.800%     0.320%     1.120%
  Fund
-------------------------------------------------------------------------------
  Putnam VT International New Opportunities      1.200%     0.680%     1.890%
  Fund
-------------------------------------------------------------------------------
  Putnam VT Investors Fund                       0.650%     0.330%     0.980%
-------------------------------------------------------------------------------
  Putnam VT Money Market Fund                    0.450%     0.090%     0.540%
-------------------------------------------------------------------------------
  Putnam VT New Opportunities Fund               0.580%     0.050%     0.630%
-------------------------------------------------------------------------------
  Putnam VT New Value Fund                       0.700%     0.150%     0.850%
-------------------------------------------------------------------------------
  Putnam VT OTC & Emerging Growth Fund           0.700%     0.340%     1.040%
-------------------------------------------------------------------------------
  Putnam VT Research Fund                        0.65%       0.48%     1.13%
-------------------------------------------------------------------------------
  Putnam VT U.S. Government and High             0.610%     0.080%     0.690%
  Quality Bond Fund
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                              Management   Other       Total
                                                Fees       Expenses    Fund
                                              (absent      (absent   Operating
                                              any fee        any      Expenses
                                              waivers)     expense    (1) (2)
                                                           reimburs
                                                           -ements)
-------------------------------------------------------------------------------

  Putnam VT Utilities Growth and Income          0.670%     0.070%     0.740%
  Fund
-------------------------------------------------------------------------------
  Putnam VT Vista Fund                           0.650%     0.220%     0.870%
-------------------------------------------------------------------------------
  Putnam VT Voyager Fund                         0.540%     0.050%     0.590%
-------------------------------------------------------------------------------

(1) Management Fees generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided.
     Other Expenses are expenses (other than Management Fees) which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.

(2) The Management Fees and Other Expenses shown in the table above do not reflect an expense limitation. After an expense limitation, Management Fees, Other Expenses and Total Fund Operating Expenses would have been:


                                                                  TOTAL FUND
                         MANAGEMENT FEES     OTHER EXPENSES       OPERATING
                                                                   EXPENSES

  Putnam VT The George        0.49%              0.36%              0.85%
  Putnam Fund of
  Boston*

  Putnam VT Health            0.56%              0.34%              0.90%
  Sciences Fund*

  Putnam VT                   0.73%              0.47%              1.20%
  International Growth
  Fund

  Putnam VT                   0.92%              0.68%              1.60%
  International New
  Opportunities Fund

  Putnam VT Investors         0.52%              0.33%              0.85%
  Fund*

  Putnam VT OTC &             0.56%              0.34%              0.90%
  Emerging Growth Fund*

  Putnam VT Research          0.37%              0.48%              0.85%
  Fund*

*Estimated Management Fees, Other Expenses, and Total Fund Operating Expenses.

The investment adviser for all the Funds is Putnam Management. See "The Separate Account," page____.

The following paragraph should be inserted within the section entitled "The Separate Account", in the subsection entitled "Funds" between the paragraphs entitled "Putnam VT OTC & Emerging Growth Fund" and "Putnam VT U.S. Government and High Quality Bond Fund":

PUTNAM VT RESEARCH FUND Seeks capital appreciation by investing primarily in common stocks recommended by Putnam Investment Management, Inc., ("Putnam Management"), as having the greatest potential for capital appreciation.

The second sentence of the second paragraph of the section entitled "Distribution of the Policies" should be deleted and replaced with the following language:

Both HESCO and HSD are affiliates of Hartford. Hartford's parent company indirectly owns 100% of HSD and HESCO.



HV-
33-36329